Goodwill and Intangible Assets - Schedule of Estimated Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2022	$ 66,449
2023	64,753
2024	31,468
2025	31,468
2026	30,641
Thereafter	59,800
Net Book Value	$ 284,579	$ 355,086